Income Tax - Schedule of Provision for Income Taxes (Detail) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Current:
Federal										$ 393,267	$ 180,694
State and local										165,547	90,393
Foreign										0	0
Total Current										558,814	271,087
Deferred:
Federal										0	0
State and local										0	0
Foreign										0	0
Total deferred income tax expense										0	0
Provision for income taxes	$ 14,119	$ 16,722	$ 238,568	$ 278,662	$ 65,082	$ 65,082	$ 255,290	$ 343,744	$ 269,409	$ 558,814	$ 271,087